Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Current:
Federal	$ 14	$ (4)	$ (4)
State	8	6	(2)
Non U.S.	81	147	125
Current income tax provision	103	149	119
Deferred:
Federal	(12)	(10)	(17)
State	5	(2)	(12)
Non U.S.	12	183	22
Deferred income tax provision	5	171	(7)
Total income tax provision	108	320	112
Non-U.S. income from continuing operations before income taxes	844	87	268
Deferred tax assets:
Accrued liabilities and reserves	285	52
Tax loss and credit carryforwards	2,432	2,238
Postretirement benefits	183	254
Deferred revenue	111	136
Other	102	381
Total deferred tax assets	3,113	3,061
Deferred tax liabilities:
Property, plant and equipment	(132)	(126)
Intangibles assets	(566)	(497)
Other	(167)	(101)
Total deferred tax liabilities	(865)	(724)
Net deferred tax asset before valuation allowance	2,248	2,337
Valuation allowance	(1,948)	(1,826)
Net deferred tax asset	$ 300	$ 511